Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components Of Deferred Tax Assets And Liabilities [Line Items]
Employee benefits	$ 31,067	$ 33,258
Inventories	53,229	54,555
Valuation and other reserves	18,372	17,753
Net operating loss carryforwards	5,379	8,891
Other items, net		1,511
Gross deferred tax assets	108,047	115,968
Valuation allowance on deferred tax assets	(5,858)	(6,572)
Total net deferred tax assets	102,189	109,396
Property, plant and equipment	(257,366)	(260,191)
Goodwill and other intangibles	(78,577)	(70,669)
Other items, net	(2,891)
Total deferred tax liabilities	(338,834)	(330,860)
Net deferred tax liability	$ (236,645)	$ (221,464)